Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2025 CNY (¥)
Schedule of Estimated Amortization Expense [Abstract]
2026	¥ 471,429
2027	471,429
2028	471,429
2029	196,426
2030 and thereafter